U. S. GOVERNMENT SECURITIES	12 Months Ended
Jan. 31, 2018
U. S. GOVERNMENT SECURITIES
U. S. GOVERNMENT SECURITIES

NOTE 3 - U.  S.  GOVERNMENT SECURITIES

U.S.  government securities at January 31, 2018 and 2017 are classified as held-to-maturity and mature as follows:

	2018		2017
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

Due within one year	$23,797,451	$23,800,904	$456,058	$455,050

Due after one year	—	—	—	—

	$23,797,451	$23,800,904	$456,058	$455,050

The fair value of U.S.  government securities have been valued using level 1 inputs.